Compensation and benefits (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Compensation and benefits
Salaries and variable compensation	SFr 9,165	SFr 10,051	SFr 9,884
Social security	697	788	793
Other	710	707	657
Compensation and benefits	10,572	11,546	11,334
Pension and other post-retirement expense	384	359	361
Bank
Compensation and benefits
Salaries and variable compensation	8,952	9,826	9,685
Social security	681	771	775
Other	1,012	926	922
Compensation and benefits	10,645	11,523	11,382
Pension and other post-retirement expense	SFr 688	SFr 579	SFr 624